Note 1 - Basis of Presentation and General Information (Tables)	12 Months Ended
Dec. 31, 2013
Disclosure Text Block [Abstract]
Schedule of Revenue by Major Customers by Reporting Segments [Table Text Block]
	Year ended December 31,
Charterer	2011	2012	2013
B	14%	12%	11%